Income Tax Matters - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Statutory federal income tax rate		21.00%	35.00%
Tax Cuts and Jobs Act of 2017, reclassification from AOCI to retained earnings, tax effect			$ 155
Tax Cuts and Jobs Act of 2017, provisional income tax expense	$ 806